Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 18, 2018
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Oct. 18, 2018
Document Effective Date	Oct. 18, 2018
Prospectus Date	Jul. 01, 2018
LoCorr Dynamic Equity Fund | Class A
Prospectus:
Trading Symbol	LEQAX
LoCorr Dynamic Equity Fund | Class C
Prospectus:
Trading Symbol	LEQCX
LoCorr Dynamic Equity Fund | Class I
Prospectus:
Trading Symbol	LEQIX